Related Party Balances and Transactions (Details 1) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Amounts paid and payable to HDSI for services of KMP employed by HDSI	[1]	$ 2,408	$ 2,430
Amounts paid and payable to KMP	[2]	4,525	4,443
Bonuses paid to KMP	[3]	1,216	1,053
Interest payable on loans received from KMP	[4]	5	4
Compensation gross		8,154	7,930
Share-based compensation	[5]	6,207	2,736
Total compensation		14,361	10,666
Engineering		904	1,018
Environmental		245	459
Socioeconomic		486	429
Other technical services		307	154
Services rendered by HDSI		1,942	2,060
Management, corporate communications, secretarial, financial and administration		3,011	2,292
Shareholder communication		614	594
Total for services rendered		5,567	4,946
Conferences and travel		119	393
Insurance		53	50
Office supplies and information technology		418	431
Total reimbursed		590	874
Total value of transactions with HDSI		$ 6,157	$ 5,820

[1]	The Groups CEO, CFO, Board Chair and senior management, other than disclosed in note 2 below, are employed by the Group through Hunter Dickinson Services Inc. (HDSI) (refer (b)).
[2]	Represents short-term employee benefits, including directors fees paid to the Groups independent directors, and salaries paid and payable to the PLP CEO, PMC Chair and PLP EVP, SVPs, VP and Chief of Staff. The SVP Engineering is employed by the Group through a wholly-owned US subsidiary of HDSI (HDUS). The Group reimburses HDUS for costs incurred.
[3]	In 2020, incentive and performance bonuses were paid to the PLP CEO, PLP SVP Corporate Affairs and PLP Chief of Staff. In 2019, incentive bonuses were paid to the CFO, EVP, Environment and Sustainability, VP, Corporate Communications, SVP, Engineering, VP, Permitting, and to the Company Secretary.
[4]	The Groups Board Chair and CEO advanced a total of $1,150 to the Group pursuant to the Credit Facility (note 8), $967 in December 2019, and $183 in January 2020. The Group repaid the loans including interest accrued in January 2020.
[5]	Includes cost of RSUs and share purchase options issued and/or vesting during the respective periods.